Selling and Distribution (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Depreciation	$ 21,325	$ 20,467	$ 22,102
Provision/ (release of) for doubtful accounts	3,229	(881)	2,919
Selling and Distribution expenses	220,830	201,597	210,236
Selling and Distribution
Salaries	57,550	62,174	65,584
Depreciation	16,174	17,762	18,896
Vessel hire charges	30,033	13,918	16,535
Amortization of dry-docking costs	5,174	6,483	7,046
Vessel operating expenses	33,447	44,195	39,176
Bunkers consumption	26,464	30,805	35,788
Storage costs	31,686	13,209	6,859
Broker commissions	4,584	3,833	5,032
Provision/ (release of) for doubtful accounts	3,229	(881)	2,919
Other	12,489	10,099	12,401
Selling and Distribution expenses	$ 220,830	$ 201,597	$ 210,236